RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Cash obligations (Details) - USD ($) $ in Millions		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable, accrued liabilities, and provisions	[1]	$ 687		$ 646	$ 500
Due to related parties	[1]	139		109	116
Other long-term liabilities – concession payments	[1]	1,201		590	$ 128
Lease liabilities		379	$ 403	0
Gross Of Unamortized Financing Fees And Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable, accrued liabilities, and provisions		768		714
Financial instrument liabilities		726		715
Due to related parties		139		109
Lease liabilities		486
Corporate borrowings		2,107		2,334
Non-recourse borrowings		15,227		14,266
Interest payable		6,578		6,250
Cash obligations		26,053		24,411
Gross Of Unamortized Financing Fees And Accumulated Amortization | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments		22		23
Gross Of Unamortized Financing Fees And Accumulated Amortization | Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable, accrued liabilities, and provisions		768		714
Financial instrument liabilities		246		138
Due to related parties		139		109
Lease liabilities		34
Corporate borrowings		0		0
Non-recourse borrowings		1,133		1,189
Interest payable		751		855
Cash obligations		3,072		3,006
Gross Of Unamortized Financing Fees And Accumulated Amortization | Less than 1 Year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments		1		1
Gross Of Unamortized Financing Fees And Accumulated Amortization | Between 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable, accrued liabilities, and provisions		0		0
Financial instrument liabilities		331		360
Due to related parties		0		0
Lease liabilities		115
Corporate borrowings		607		1,344
Non-recourse borrowings		4,878		5,177
Interest payable		2,887		2,916
Cash obligations		8,824		9,803
Gross Of Unamortized Financing Fees And Accumulated Amortization | Between 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments		6		6
Gross Of Unamortized Financing Fees And Accumulated Amortization | Greater than 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable, accrued liabilities, and provisions		0		0
Financial instrument liabilities		149		217
Due to related parties		0		0
Lease liabilities		337
Corporate borrowings		1,500		990
Non-recourse borrowings		9,216		7,900
Interest payable		2,940		2,479
Cash obligations		14,157		11,602
Gross Of Unamortized Financing Fees And Accumulated Amortization | Greater than 5 Years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments		$ 15		$ 16

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).